UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2017

Loncar Cancer Immunotherapy ETF
Ticker: CNCR

Loncar Cancer Immunotherapy ETF

Loncar Cancer Immunotherapy ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (the “Fund”). The following information pertains to the six-month period of September 1, 2016 through February 28, 2017 (the “Period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index is composed of the common stock of approximately 30 pharmaceutical or biotechnology companies identified as having a high strategic focus on the development of drugs that harness the body’s own immune system to fight cancer (“Immunotherapy”).

The Fund saw negative performance during the Period. The market price fell 2.12% and the NAV fell 2.36%, while the S&P 500 Index, a broad market index, gained 10.01% over the same Period. The Fund’s Index fell 2.09%. Meanwhile, outstanding shares rose to 1,200,000.

For the Period, the largest positive contributor to return was Bluebird Bio, Inc. (BLUE US), adding 2.17% to the return of the Fund, gaining 77.68% with an average weighting of 4.18%. The second largest contributor to return was Incyte Corporation (INCY US), adding 1.81% to the return of the Fund, gaining 64.71% with an average weighting of 3.70%.  The third largest contributor to return was Newlink Genetics Corporation (NLNK US), adding 1.36% to the return of the Fund, gaining 52.38% with an average weighting of 3.71%.

For the Period, the largest negative contributor to return was Agenus Inc. (AGEN US), detracting 1.61% from the return of the Fund, declining 31.50% with an average weighting of 3.84%. The security contributing second-most negatively was Nantkwest Inc. (NK US), detracting 1.59% from the return of the Fund, and declining 41.17% with an average weighting of 3.25%. The third largest negative contributor to return was Compugen Ltd. (CGEN US), detracting 1.40% from the return of the Fund, and declining 39.72% with an average weight of 2.92%.

There is much ahead in the Biotechnology and Pharmaceutical sectors and we are thankful you have joined us. We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Loncar Cancer Immunotherapy ETF

Must be preceded or accompanied by a prospectus

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable.  The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained and maintained. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

The Loncar Cancer Immunotherapy Index (the “Index”) is an index of 30 securities that have a strategic focus on the area of cancer immunotherapy, or harnessing the immune system to fight cancer. Quotes for the Index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the Schedule of Investments on page 4 and 5.

The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar Cancer Immunotherapy ETF

PORTFOLIO ALLOCATION
As of February 28, 2017 (Unaudited)

Percentage of
Industry Group	Net Assets
Pharmaceutical and Medicine Manufacturing	62.1%
Scientific Research and Development Services	29.2
Biotechnology	8.5
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Biotechnology – 8.5%
55,665	Atara Biotherapeutics, Inc. (a)	$860,024
138,691	NantKwest, Inc. (a)	656,008
137,976	ZIOPHARM Oncology, Inc. (a)	876,148
		2,392,180

	Pharmaceutical and Medicine Manufacturing – 62.1%
232,641	Adaptimmune Therapeutics plc – ADR (a)	937,543
79,046	Aduro Biotech, Inc. (a)	889,267
108,941	Advaxis, Inc. (a)	957,591
202,450	Agenus, Inc. (a)	858,388
31,986	AstraZeneca plc – ADR	935,910
29,946	BeiGene, Ltd. – ADR (a)	1,166,996
56,585	Bellicum Pharmaceuticals, Inc. (a)	697,693
15,000	Bristol-Myers Squibb Company	850,650
236,055	Celldex Therapeutics, Inc. (a)	835,635
150,614	Compugen, Ltd. (a)	640,110
303,908	Curis, Inc. (a)	702,027
75,924	CytomX Therapeutics, Inc. (a)	949,050
17,385	Five Prime Therapeutics, Inc. (a)	797,450
127,375	Inovio Pharmaceuticals, Inc. (a)	897,994
17,960	Kite Pharma, Inc. (a)	1,271,028
125,536	Lion Biotechnologies, Inc. (a)	960,350
14,271	Merck & Company, Inc.	940,031
80,649	NewLink Genetics Corporation (a)	1,266,996
12,557	Novartis AG – ADR	981,581
		17,536,290

	Scientific Research and Development Services – 29.2%
5,919	Amgen, Inc.	1,044,881
12,461	Bluebird Bio, Inc. (a)	1,092,207
50,994	Cellectis S.A. – ADR (a)	1,137,676
8,455	Incyte Corporation (a)	1,125,361
47,376	Juno Therapeutics, Inc. (a)	1,138,919
44,983	MacroGenics, Inc. (a)	950,941
170,534	Sorrento Therapeutics, Inc. (a)	886,777

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Scientific Research and
	Development Services (Continued)
34,624	Xencor, Inc. (a)	$860,406
		8,237,168
	TOTAL COMMON STOCKS (Cost $30,327,168)	28,165,638

	SHORT-TERM INVESTMENTS – 0.1%
30,302	Invesco Short Term Investment Trust – Government
	& Agency Portfolio, Institutional Class, 0.47%*	30,302
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,302)	30,302
	TOTAL INVESTMENTS (Cost $30,357,470) – 99.9%	28,195,940
	Other Assets in Excess of Liabilities – 0.1%	21,299
	NET ASSETS – 100.0%	$28,217,239

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of February 28, 2017.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF ASSETS AND LIABILITIES
At February 28, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $30,357,470)	$28,195,940
Dividends and interest receivable	36,925
Total assets	28,232,865

LIABILITIES
Management fees payable	15,626
Total liabilities	15,626

NET ASSETS	$28,217,239

Net Assets Consist of:
Paid-in capital	$31,322,544
Undistributed (accumulated) net investment income (loss)	(97,190)
Accumulated net realized gain (loss) on investments	(846,585)
Net unrealized appreciation (depreciation) on investments	(2,161,530)
Net assets	$28,217,239

Net Asset Value:
Net assets	$28,217,239
Shares outstanding^	1,200,000
Net asset value, offering and redemption price per share	$23.51

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended February 28, 2017 (Unaudited)

INCOME
Dividends	$65,434
Interest	92
Total investment income	65,526

EXPENSES
Management fees	86,393
Total expenses	86,393
Net investment income (loss)	(20,867)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(29,716)
Change in unrealized appreciation (depreciation) on investments	(200,779)
Net realized and unrealized gain (loss) on investments	(230,495)
Net increase (decrease) in net assets
resulting from operations	$(251,362)

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2017	Period Ended
	(Unaudited)	August 31, 2016*
OPERATIONS
Net investment income (loss)	$(20,867)	$(2,464)
Net realized gain (loss) on investments	(29,716)	(861,990)
Change in unrealized appreciation
(depreciation) of investments	(200,779)	(1,960,751)
Net increase (decrease) in net
assets resulting from operations	(251,362)	(2,825,205)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(73,859)
Total distributions to shareholders	—	(73,859)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	10,291,850	26,722,170
Payments for shares redeemed	(3,498,250)	(2,148,105)
Net increase (decrease) in net assets derived
from capital share transactions (a)	6,793,600	24,574,065
Net increase (decrease) in net assets	$6,542,238	$21,675,001

NET ASSETS
Beginning of period	$21,675,001	$—
End of period	$28,217,239	$21,675,001
Undistributed (accumulated)
net investment income (loss)	$(97,190)	$(76,323)

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended	Period Ended
	February 28, 2017	August 31, 2016*
	(Unaudited)	x
	Shares	Shares
Subscriptions	450,000	1,000,000
Redemptions	(150,000)	(100,000)
Net increase (decrease)	300,000	900,000

*	Fund commenced operations on October 13, 2015. The information presented is for the period from October 13, 2015 to August 31, 2016.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	February 28, 2017		Period Ended
	(Unaudited)		August 31, 2016(1)
Net asset value, beginning of period	$24.08		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.02)		(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.55)		(0.81)
Total from investment operations	(0.57)		(0.81)

DISTRIBUTIONS TO SHAREHOLDER:
Distributions from:
Net investment income	—		(0.11)
Total distributions	—		(0.11)

Net asset value, end of period	$23.51		$24.08

Total return	(2.36	)%(4)	(3.32	)%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$28,217		$21,675

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(5)	0.79	%(5)
Net investment income (loss)
to average net assets	(0.19	)%(5)	(0.02	)%(5)

Portfolio Turnover Rate(6)	14	%(4)	46	%(4)

(1)	Commencement of operations on October 13, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Loncar Caner Immunotherapy ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (“Index”). The Fund commenced operations on October 13, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$28,165,638	$—	$—	$28,165,638
Short-Term Investments	30,302	—	—	30,302
Total Investments
in Securities	$28,195,940	$—	$—	$28,195,940

^	See Schedule of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. During the six-months ended February 28, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended August 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

As of and during the period ended August 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2016, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NASDAQ is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to February 28, 2017, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six-months ended February 28, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,093,643 and $3,152,818, respectively.

During the six-months ended February 28, 2017, there were no purchases or sales of U.S. Government securities.

During the six-months ended February 28, 2017, in-kind transactions associated with creations and redemptions were $10,279,305 and $3,491,268, respectively.

NOTE 5 – INCOME TAX INFORMATION

The cost basis of investments for federal income tax purposes as of February 28, 2017 was as follows:

Cost of investments	$30,357,470
Gross unrealized appreciation	1,661,631
Gross unrealized depreciation	(3,823,161)
Net unrealized appreciation/(depreciation)	$(2,161,530)

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent annual report.

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

As of August 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net tax unrealized appreciation/(depreciation)	$(2,357,424)
Undistributed ordinary income	—
Undistributed long term capital gains	—
Total distributable earnings	—
Other accumulated gain/(loss)	(496,519)
Total accumulated gain/(loss)	$(2,853,943)

As of August 31, 2016, the Fund deferred, on a tax basis, post-October capital losses of $420,196 and late-year ordinary losses of $76,323.

As of August 31, 2016, the Fund had no short-term or long-term capital loss carryforward.

The tax character of distributions paid by the Fund during the six-months ended February 28, 2017, and period ended August 31, 2016, were as follow:

	Six-Months Ended	Period Ended
	February 28, 2017	August, 31, 2016
Ordinary Income	$—	$73,859

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NASDAQ. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed

Loncar Cancer Immunotherapy ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $150, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Immunotherapy Companies Risk. Immunotherapy Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective, or unprofitable. The stock prices of Immunotherapy Companies have been and will likely continue to be very volatile.

Loncar Cancer Immunotherapy ETF

EXPENSE EXAMPLE
For the Six-Months Ended February 28, 2017 (Unaudited)

As a shareholder of Loncar Cancer Immunotherapy ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	September 1, 2016	February 28, 2017	During the Period(1)
Actual	$1,000.00	$ 976.40	$3.87
Hypothetical (5% annual	$1,000.00	$1,024.79	$3.97
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Loncar Cancer Immunotherapy ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.loncarfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.loncarfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.loncarfunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.loncarfunds.com.

 (This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Index Provider
Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Ave, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF
Symbol – CNCR
CUSIP – 26922A826

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)

Date    May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    May 3, 2017

By (Signature and Title)*   /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    May 3, 2017

* Print the name and title of each signing officer under his or her signature.